OTHER LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2019
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities
A summary of Other liabilities as of September 30, 2019 and December 31, 2018 is as follows:

	September 30, 2019	December 31, 2018
	(in millions)
Repurchase price on buy-back agreements	$1,556	$1,870
Warranty and campaign programs	891	925
Marketing and sales incentive programs	1,282	1,329
Tax payables	617	685
Accrued expenses and deferred income	620	609
Accrued employee benefits	602	680
Lease liabilities	395	—
Legal reserves and other provisions	326	368
Contract reserve	289	262
Contract liabilities(1)	1,206	1,368
Restructuring reserve	99	71
Other	756	791
Total	$8,639	$8,958
(1)
Contract liabilities include $645 million and $773 million at September 30, 2019 and December 31, 2018, respectively, for future rents related to buy-back agreements.

Summary of Basic Warranty and Accruals for Campaign Programs	A summary of recorded activity for the three and nine months ended September 30, 2019 and 2018 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(in millions)		(in millions)
Balance at beginning of period	$941	$927	$925	$932
Current year additions	162	166	566	603
Claims paid	(170)	(162)	(553)	(532)
Currency translation adjustment and other	(42)	(14)	(47)	(86)
Balance at September 30	$891	$917	$891	$917